Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2021
Derivative financial instruments
Summary of carrying values of derivative instruments

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2021

Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,491	(29,630)	3,530	(5,437)	34,021	(35,067)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,607	(29,752)	3,530	(5,437)	34,137	(35,189)
FX contracts
Spot and forward contracts	5,896	(5,554)	38	(51)	5,934	(5,605)
Cross currency swap agreements	6,433	(6,912)	749	(175)	7,182	(7,087)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,527	(12,639)	787	(226)	13,314	(12,865)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	2	-	-	-	2	-
Total of gross derivatives	43,376	(42,766)	4,317	(5,663)	47,693	(48,429)
Impact of netting arrangements	(25,010)	25,240	(3,330)	5,130	(28,340)	30,370
Total of net derivatives	18,366	(17,526)	987	(533)	19,353	(18,059)

2020

Interest rate contracts[1]
Forward rate agreements	14	(14)	-	-	14	(14)
Swap agreements	44,366	(42,724)	5,916	(10,331)	50,282	(53,055)
Options	161	(165)	-	-	161	(165)
Total interest rate contracts	44,541	(42,903)	5,916	(10,331)	50,457	(53,234)
FX contracts
Spot and forward contracts	5,595	(4,797)	61	(46)	5,656	(4,843)
Cross currency swap agreements	4,977	(8,872)	1,450	(141)	6,427	(9,013)
Options	383	(200)	-	-	383	(200)
Total FX contracts	10,955	(13,869)	1,511	(187)	12,466	(14,056)
Credit default swaps
Credit protection bought	-	(59)	-	-	-	(59)
Credit protection sold	57	-	-	-	57	-
Total credit default swaps	57	(59)	-	-	57	(59)
Commodity contracts	352	(204)	-	-	352	(204)
Equities	3	-	-	-	3	-
Total of gross derivatives	55,908	(57,035)	7,427	(10,518)	63,335	(67,553)
Impact of netting arrangements	(34,402)	34,819	(5,566)	9,680	(39,968)	44,499
Total of net derivatives	21,506	(22,216)	1,861	(838)	23,367	(23,054)

1.	The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2021
Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,779	(29,764)	3,228	(5,261)	34,007	(35,025)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,895	(29,886)	3,228	(5,261)	34,123	(35,147)
FX contracts
Spot and forward contracts	5,929	(5,603)	5	(2)	5,934	(5,605)
Cross currency swap agreements	6,452	(6,925)	519	(34)	6,971	(6,959)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,579	(12,701)	524	(36)	13,103	(12,737)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	1	-	-	-	1	-
Total of gross derivatives	43,715	(42,962)	3,752	(5,297)	47,467	(48,259)
Impact of netting arrangements	(25,299)	25,365	(3,041)	5,005	(28,340)	30,370
Total of net derivatives	18,416	(17,597)	711	(292)	19,127	(17,889)

2020

Interest rate contracts[1]
Forward rate agreements	14	(14)	-	-	14	(14)
Swap agreements	44,511	(43,108)	5,749	(9,807)	50,260	(52,915)
Options	161	(165)	-	-	161	(165)
Total interest rate contracts	44,686	(43,287)	5,749	(9,807)	50,435	(53,094)
FX contracts
Spot and forward contracts	5,641	(4,821)	14	(19)	5,655	(4,840)
Cross currency swap agreements	4,977	(8,872)	900	(9)	5,877	(8,881)
Options	383	(200)	-	-	383	(200)
Total FX contracts	11,001	(13,893)	914	(28)	11,915	(13,921)
Credit default swaps
Credit protection bought	-	(59)	-	-	-	(59)
Credit protection sold	57	-	-	-	57	-
Total credit default swaps	57	(59)	-	-	57	(59)
Commodity contracts	352	(204)	-	-	352	(204)
Equities	3	-	-	-	3	-
Total of gross derivatives	56,099	(57,443)	6,663	(9,835)	62,762	(67,278)
Impact of netting arrangements	(34,521)	35,175	(5,447)	9,324	(39,968)	44,499
Total of net derivatives	21,578	(22,268)	1,216	(511)	22,794	(22,779)

1.The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,674	59,022	54,250	124,946	2,402	(4,889)
	Cross currency swap	Interest rate risk	4,717	5,251	3,604	13,572	227	-
Cash flow hedges	Cross currency swap	FX risk	5,905	5,251	3,604	14,760	522	(175)
Net investment hedges	Forward contracts	FX risk	6,574	-	-	6,574	38	(51)
Total one-to-one hedge relationships			28,870	69,524	61,458	159,852	3,189	(5,115)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	28,258	60	(24)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	201,339	1,068	(524)
Total macro hedge relationships			n/a	n/a	n/a	229,597	1,128	(548)
Total of gross hedging derivatives			n/a	n/a	n/a	389,449	4,317	(5,663)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,330)	5,130
Total of net hedging derivatives			n/a	n/a	n/a	n/a	987	(533)

Note 20. Derivative financial instruments (continued)

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2020

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,748	60,258	56,979	133,985	4,395	(8,810)
	Cross currency swap	Interest rate risk	4,668	8,381	1,615	14,664	355	-
Cash flow hedges	Cross currency swap	FX risk	5,877	9,590	1,615	17,082	1,095	(141)
Net investment hedges	Forward contracts	FX risk	6,320	-	-	6,320	61	(46)
Total one-to-one hedge relationships			33,613	78,229	60,209	172,051	5,906	(8,997)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	19,907	-	(187)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	174,611	1,521	(1,334)
Total macro hedge relationships			n/a	n/a	n/a	194,518	1,521	(1,521)
Total of gross hedging derivatives			n/a	n/a	n/a	366,569	7,427	(10,518)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,566)	9,680
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,861	(838)

			Notional amounts
				Over
Parent Entity			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,283	57,732	54,250	123,265	2,400	(4,837)
	Cross currency swap	Interest rate risk	3,108	1,682	707	5,497	165	-
Cash flow hedges	Cross currency swap	FX risk	3,108	1,682	707	5,497	354	(34)
Net investment hedges	Forward contracts	FX risk	1,263	-	-	1,263	5	(2)
Total one-to-one hedge relationships			18,762	61,096	55,664	135,522	2,924	(4,873)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,872	7	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	180,533	821	(423)
Total macro hedge relationships			n/a	n/a	n/a	183,405	828	(424)
Total of gross hedging derivatives			n/a	n/a	n/a	318,927	3,752	(5,297)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,041)	5,005
Total of net hedging derivatives			n/a	n/a	n/a	n/a	711	(292)

2020

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,125	58,628	56,979	131,732	4,390	(8,644)
	Cross currency swap	Interest rate risk	2,981	4,284	1,286	8,551	252	-
Cash flow hedges	Cross currency swap	FX risk	2,981	4,284	1,286	8,551	648	(9)
Net investment hedges	Forward contracts	FX risk	1,240	-	-	1,240	14	(19)
Total one-to-one hedge relationships			23,327	67,196	59,551	150,074	5,304	(8,672)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	-	-	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	162,033	1,359	(1,163)
Total macro hedge relationships			n/a	n/a	n/a	162,033	1,359	(1,163)
Total of gross hedging derivatives			n/a	n/a	n/a	312,107	6,663	(9,835)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,447)	9,324
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,216	(511)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2021	2020
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6823	0.6687
			JPY:AUD	not material	81.4507
			EUR:NZD	0.6086	0.6160
			HKD:NZD	not material	4.9670
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0505	1.0838

Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6823	0.6687
			JPY:AUD	79.6302	81.4507
			CHF:AUD	0.7679	not material
			CNH:AUD	4.9359	4.9492
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0460	1.0904

Schedule of impact of hedge accounting on the balance sheet and reserves

	2021		2020
		FVHA		FVHA
	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Consolidated

Interest rate risk
Investment securities	60,657	117	68,862	3,285
Loans	28,340	(59)	20,290	140
Debt issues and loan capital	(84,776)	(1,983)	(96,605)	(4,559)

Parent Entity

Interest rate risk
Investment securities	59,008	101	66,529	3,175
Loans	3,009	(5)	251	8
Debt issues and loan capital	(76,634)	(1,931)	(90,287)	(4,440)

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

	2021			2020
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated

Cash flow hedge reserve

Balance as at beginning of year	73	(132)	(59)	(99)	(83)	(182)
Net gains/(losses) from changes in fair value	352	(56)	296	(1)	(94)	(95)
Transferred to interest income	(31)	70	39	173	45	218
Balance as at end of year	394	(118)	276	73	(132)	(59)

Parent Entity

Cash flow hedge reserve

Balance as at beginning of year	83	(53)	30	(70)	(22)	(92)
Net gains/(losses) from changes in fair value	201	(24)	177	16	(44)	(28)
Transferred to interest income	(41)	28	(13)	137	13	150
Balance as at end of year	243	(49)	194	83	(53)	30

Schedule of information regarding determination of hedge effectiveness

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Consolidated

2021

Fair value hedges	Interest rate swap	Interest rate risk	957	(959)	(2)	n/a
	Cross currency swap	Interest rate risk	(171)	168	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	280	(321)	(41)	n/a
	Cross currency swap	FX risk	14	(14)	-	n/a
Net investment hedges	Forward contracts	FX risk	(199)	198	n/a	(1)
Total			881	(928)	(46)	(1)

2020

Fair value hedges	Interest rate swap	Interest rate risk	1,403	(1,372)	31	n/a
	Cross currency swap	Interest rate risk	(110)	108	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	230	(172)	58	n/a
	Cross currency swap	FX risk	(49)	49	-	n/a
Net investment hedges	Forward contracts	FX risk	9	(9)	n/a	-
Total			1,483	(1,396)	87	-

Parent Entity

2021

Fair value hedges	Interest rate swap	Interest rate risk	683	(683)	-	n/a
	Cross currency swap	Interest rate risk	(107)	105	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	120	(160)	(40)	n/a
	Cross currency swap	FX risk	4	(4)	-	n/a
Net investment hedges	Forward contracts	FX risk	(41)	41	n/a	-
Total			659	(701)	(42)	-

2020

Fair value hedges	Interest rate swap	Interest rate risk	1,408	(1,377)	31	n/a
	Cross currency swap	Interest rate risk	(73)	72	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	200	(153)	47	n/a
	Cross currency swap	FX risk	(31)	31	-	n/a
Net investment hedges	Forward contracts	FX risk	17	(17)	n/a	-
Total			1,521	(1,444)	77	-